Contract Assets (Liabilities)	6 Months Ended
Jun. 30, 2026
Contract Assets (Liabilities) [Abstract]
CONTRACT ASSETS (LIABILITIES)

Note 5 — CONTRACT ASSETS (LIABILITIES)

Contract assets consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Revenue recognized to date	29,523,955	34,691,666	26,807,562
Less: Progress billings to date	25,147,005	29,224,262	22,582,692
Contract assets	4,376,950	5,467,404	4,224,869
Contract assets – current	4,287,038	5,377,492	4,155,391
Contract assets – non-current	89,912	89,912	69,478

Contract assets are classified as current and non-current based on whether they have exceeded the maintenance period.

While the project has been completed, the Company continues to provide maintenance services and is progressively recovering the associated Contract asset. Based on the Company’s assessment, there is a high likelihood of full recovery for this contract asset. Consequently, no impairment provision is deemed necessary for this project at this time.

The movement in contract liabilities is as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Balance at beginning of the year/period	—	18,153	—
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	—	(18,153)	—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	18,153	—	—
Balance at end of the year/period	18,153	—	—